INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 2,003	$ 1,494
Finished goods	11,259	9,598
Total inventory	13,262	11,092
Cost of goods sold, deferred finished goods inventory	$ 1,729	$ 413